Reconciliation of Changes in Equity and Liabilities with Cash Flows from Financing Activities (Tables)	6 Months Ended
Jun. 30, 2026
Reconciliation of Changes in Equity and Liabilities with Cash Flows from Financing Activities [Abstract]
Schedule of Reconciliation of Changes in Equity and Liabilities with Cash Flows from Financing Activities
	Liability Lease	Equity Share premium reserve
Balances as of December 31, 2025	45,171	2,589,934

Variations with effect on cash	(5,218)	2,032,713
Payment of leases	(5,218)	-
Share capital increase	-	2,116,731

IPO cost	-	(84,018)
Balances as of June 30, 2026	39,953	4,622,647